Segment Reporting (Details) - Schedule of net sales and property and equipment, net of accumulated depreciation - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Net sales:
Net sales total	$ 1,422,154	$ 943,702
Property and equipment, net of accumulated depreciation
Property and equipment, net of accumulated depreciation total	979,297	1,076,626
United States [Member]
Net sales:
Net sales	1,335,554	360,378
Property and equipment, net of accumulated depreciation
Property and equipment, net of accumulated depreciation	979,297	1,076,626
Outside the United States [Member]
Net sales:
Net sales	86,600	583,324
Property and equipment, net of accumulated depreciation
Property and equipment, net of accumulated depreciation